REVENUE (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Distributors [Member]
Revenue, percentage	48.00%	81.00%
Amazon [Member]
Revenue, percentage	10.00%	8.00%
Online Sales [Member]
Revenue, percentage	6.00%	6.00%
Gold Leaf Distribution [Member]
Revenue, percentage	37.00%	4.00%
Shipping [Member]
Revenue, percentage	3.00%	4.00%
Sales Returns and Allowances [Member]
Revenue, percentage	(3.00%)	(3.00%)